SCHEDULE OF TRADE RECEIVABLES (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables	$ 118,794	$ 136,274	$ 131,187
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables		74,987	66,087
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		$ 61,287	$ 65,100